Convertible Note Payable - Related Party (Details) - USD ($)	1 Months Ended
	Jul. 20, 2021	Jun. 30, 2021
Convertible Note Payable - Related Party (Details) [Line Items]
Ordinary shares, per share		$ 9.5
Subsequent Event [Member]
Convertible Note Payable - Related Party (Details) [Line Items]
Principal amount	$ 3,250,000
Ordinary shares, per share	$ 9.5
Converted ordinary shares	342,105
Convertible Notes Payable [Member]
Convertible Note Payable - Related Party (Details) [Line Items]
Principal amount		$ 3,250,000
Mr. Yat-Gai Au [Member]
Convertible Note Payable - Related Party (Details) [Line Items]
Principal amount		$ 3,250,000